Financial Instruments - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 31,708,876	₩ 30,256,184
Financial guarantee [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk related financial guarantees	₩ 3,613,477	₩ 3,832,003